Loans	12 Months Ended
Dec. 31, 2013
Loans [Abstract]
Loans

NOTE 3 — LOANS

Finance receivables consist of the following:

Finance Receivables by Product (dollars in millions)

	December 31,	December 31,
	2013	2012
Loans(1)	$ 13,814.3	$ 12,387.8
Direct financing leases and leveraged leases(1)	4,814.9	4,765.3
Finance receivables	18,629.2	17,153.1
Finance receivables held for sale	794.3	301.3
Finance receivables and held for sale receivables (2)	$ 19,423.5	$ 17,454.4

(1)

In 2013, the Company discovered and corrected an immaterial error related to the classification of loans and leases at December 31, 2012. The 2012 amount has been conformed to the current year presentation.

(2)

Assets held for sale in the balance sheet includes finance receivables and operating lease equipment.  As discussed in subsequent tables, since the Company manages the credit risk and collections of finance receivables held for sale consistently with its finance receivables held for investment, the applicable amount is presented.

The following table presents finance receivables by segment, based on obligor location:

Finance Receivables (dollars in millions)

	December 31, 2013			December 31, 2012
	Domestic	Foreign	Total	Domestic	Foreign	Total
Transportation & International Finance	$ 666.6	$ 2,827.8	$ 3,494.4	$ 794.5	$ 1,762.0	$ 2,556.5
North American Commercial Finance	13,196.7	1,496.4	14,693.1	11,549.4	1,535.0	13,084.4
Non-Strategic Portfolios	117.9	323.8	441.7	674.9	837.3	1,512.2
Total	$ 13,981.2	$ 4,648.0	$ 18,629.2	$ 13,018.8	$ 4,134.3	$ 17,153.1

The following table presents selected components of the net investment in finance receivables.

Components of Net Investment in Finance Receivables (dollars in millions)

	December 31,	December 31,
	2013	2012
Unearned income	$ (942.0)	$ (989.0)
Equipment residual values	669.2	694.5
Unamortized (discounts)	(47.9)	(40.5)
Net unamortized deferred costs and (fees)	49.7	51.4
Leveraged lease third party non-recourse debt payable	(203.8)	(227.9)

Certain of the following tables present credit-related information at the “class” level in accordance with ASC 310-10-50, Disclosures about the Credit Quality of Finance Receivables and the Allowance for Credit Losses. A class is generally a disaggregation of a portfolio segment. In determining the classes, CIT considered the finance receivable characteristics and methods it applies in monitoring and assessing credit risk and performance.

Credit Quality Information

The following table summarizes finance receivables by the risk ratings that bank regulatory agencies utilize to classify credit exposure and which are consistent with indicators the Company monitors. Risk ratings are reviewed on a regular basis by Credit Risk Management and are adjusted as necessary for updated information affecting the borrowers’ ability to fulfill their obligations.

The definitions of these ratings are as follows:

•	Pass – finance receivables in this category do not meet the criteria for classification in one of the categories below.
•

Special mention – a special mention asset exhibits potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may, at some future date, result in the deterioration of the repayment prospects.

•

Classified – a classified asset ranges from: (1) assets that exhibit a well-defined weakness and are inadequately protected by the current sound worth and paying capacity of the borrower, and are characterized by the distinct possibility that some loss will be sustained if the deficiencies are not corrected to (2) assets with weaknesses that make collection or liquidation in full unlikely on the basis of current facts, conditions, and values. Assets in this classification can be accruing or on non-accrual depending on the evaluation of these factors.

Finance and Held for Sale Receivables – By Risk Rating (dollars in millions)

	Transportation & International Finance		North American Commercial Finance
Grade:	Transportation Finance	International Finance	Corporate Finance	Equipment Finance	Real Estate Finance	Commercial Services	Subtotal	Non-Strategic Portfolios	Total
December 31, 2013
Pass	$ 1,627.4	$ 1,530.3	$ 5,783.1	$ 3,355.2	$ 1,554.8	$ 1,804.6	$ 15,655.4	$ 685.5	$ 16,340.9
Special mention	28.6	145.8	769.5	363.5	-	314.7	1,622.1	350.1	1,972.2
Classified - accruing	97.2	36.2	233.6	266.0	-	138.9	771.9	97.8	869.7
Classified - non-accrual	14.3	21.0	83.8	59.4	-	4.2	182.7	58.0	240.7
Total	$ 1,767.5	$ 1,733.3	$ 6,870.0	$ 4,044.1	$ 1,554.8	$ 2,262.4	$ 18,232.1	$ 1,191.4	$ 19,423.5
December 31, 2012
Pass	$ 1,110.6	$ 1,159.0	$ 5,331.2	$ 2,969.7	$ 616.1	$ 1,913.2	$ 13,099.8	$ 1,093.4	$ 14,193.2
Special mention	94.3	39.0	702.7	375.9	-	266.9	1,478.8	453.8	1,932.6
Classified - accruing	98.2	16.4	344.8	269.0	-	119.2	847.6	150.9	998.5
Classified - non-accrual	31.5	7.5	156.5	55.3	-	6.0	256.8	73.3	330.1
Total	$ 1,334.6	$ 1,221.9	$ 6,535.2	$ 3,669.9	$ 616.1	$ 2,305.3	$ 15,683.0	$ 1,771.4	$ 17,454.4

Past Due and Non-accrual Loans

The table that follows presents portfolio delinquency status, regardless of accrual/non-accrual classification:

Finance and Held for Sale Receivables – Delinquency Status (dollars in millions)

	30–59 Days	60–89 Days	90 Days or	Total Past		Total Finance
	Past Due	Past Due	Greater	Due	Current	Receivables
December 31, 2013
Transportation Finance	$ 18.3	$ 0.9	$ 0.5	$ 19.7	$ 1,747.8	$ 1,767.5
International Finance	30.6	11.6	12.6	54.8	1,678.5	1,733.3
Corporate Finance	-	-	17.8	17.8	6,852.2	6,870.0
Equipment Finance	116.6	30.0	18.6	165.2	3,878.9	4,044.1
Real Estate Finance	-	-	-	-	1,554.8	1,554.8
Commercial Services	47.9	2.4	1.0	51.3	2,211.1	2,262.4
Sub-total	213.4	44.9	50.5	308.8	17,923.3	18,232.1
Non-Strategic Portfolios	29.7	7.9	16.2	53.8	1,137.6	1,191.4
Total	$ 243.1	$ 52.8	$ 66.7	$ 362.6	$ 19,060.9	$ 19,423.5

December 31, 2012
Transportation Finance	$ 4.0	$ 0.8	$ 0.7	$ 5.5	$ 1,329.1	$ 1,334.6
International Finance	14.0	4.5	4.4	22.9	1,199.0	1,221.9
Corporate Finance	-	0.3	3.5	3.8	6,531.4	6,535.2
Equipment Finance	61.9	19.5	13.3	94.7	3,575.2	3,669.9
Real Estate Finance	-	-	-	-	616.1	616.1
Commercial Services	79.3	3.4	5.6	88.3	2,217.0	2,305.3
Sub-total	159.2	28.5	27.5	215.2	15,467.8	15,683.0
Non-Strategic Portfolios	53.5	9.3	15.9	78.7	1,692.7	1,771.4
Total	$ 212.7	$ 37.8	$ 43.4	$ 293.9	$ 17,160.5	$ 17,454.4

The following table sets forth non-accrual loans and assets received in satisfaction of loans (repossessed assets). Non-accrual loans include loans that are individually evaluated and determined to be impaired, (generally loans with balances greater than $500,000), as well as other, smaller balance loans placed on non-accrual due to delinquency (generally 90 days or more).

Finance Receivables on Non-accrual Status (dollars in millions)

	December 31, 2013			December 31, 2012
	Held for Investment	Held for Sale	Total	Held for Investment	Held for Sale	Total
Transportation Finance	$ 14.3	$ -	$ 14.3	$ 31.5	$ -	$ 31.5
International Finance	21.0	-	21.0	7.5	-	7.5
Corporate Finance	83.5	0.3	83.8	156.2	0.3	156.5
Equipment Finance	59.4	-	59.4	55.3	-	55.3
Commercial Services	4.2	-	4.2	6.0	-	6.0
Sub-total	182.4	0.3	182.7	256.5	0.3	256.8
Non-Strategic Portfolios	17.6	40.4	58.0	68.6	4.7	73.3
Total	$ 200.0	$ 40.7	$ 240.7	$ 325.1	$ 5.0	$ 330.1
Repossessed assets			7.0			9.9
Total non-performing assets			$ 247.7			$ 340.0

Total Accruing loans past due 90 days or more			$ 9.9			$ 3.4

Payments received on non-accrual financing receivables are generally applied first against outstanding principal, though in certain instances where the remaining recorded investment is deemed fully collectible, interest income is recognized on a cash basis.

Impaired Loans

The Company’s policy is to review for impairment finance receivables greater than $500,000 that are on non-accrual status. Consumer loans and small-ticket loan and lease receivables that have not been modified in a troubled debt restructuring, as well as short-term factoring receivables, are included (if appropriate) in the reported non-accrual balances above, but are excluded from the impaired finance receivables disclosure below as charge-offs are typically determined and recorded for such loans when they are more than 120 – 150 days past due.

The following table contains information about impaired finance receivables and the related allowance for loan losses, exclusive of finance receivables that were identified as impaired at the Convenience Date for which the Company is applying the income recognition and disclosure guidance in ASC 310-30 Loans and Debt Securities Acquired with Deteriorated Credit Quality, which are disclosed further below in this note.

Impaired Loans at or for the year ended December 31, 2013 (dollars in millions)

		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

With no related allowance recorded:
Transportation Finance	$ -	$ -	$ -	$ 2.2
International Finance	6.9	24.5	-	6.9
Corporate Finance	136.1	150.1	-	152.8
Equipment Finance	5.8	7.9	-	7.0
Commercial Services	9.1	9.1	-	10.0
Non-Strategic Portfolios	10.2	12.5	-	24.0
With an allowance recorded:
Transportation Finance	14.3	14.3	0.6	12.4
Corporate Finance	50.6	51.7	28.8	79.7
Real Estate Finance	4.2	4.2	1.0	4.6
Non-Strategic Portfolios	-	-	-	1.0
Total Impaired Loans (1)	237.2	274.3	30.4	300.6
Total Loans Impaired at Convenience Date(2)	54.1	95.8	1.0	77.9
Total	$ 291.3	$ 370.1	$ 31.4	$ 378.5

Impaired Loans at or for the year ended December 31, 2012 (dollars in millions)

		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment
With no related allowance recorded:
Transportation Finance	$ 2.3	$ 2.9	$ -	$ 4.5
International Finance	3.1	8.2	-	4.1
Corporate Finance	188.9	242.7	-	197.0
Equipment Finance	8.2	32.8	-	12.0
Commercial Services	10.1	13.3	-	29.7
Non-Strategic Portfolios	40.9	59.2	-	40.3
With an allowance recorded:
Transportation Finance	29.1	29.3	8.9	17.9
International Finance	-	-	-	1.3
Corporate Finance	102.4	106.7	32.3	122.1
Equipment Finance	-	-	-	4.3
Commercial Services	6.0	6.0	1.3	12.2
Non-Strategic Portfolios	2.4	2.7	1.0	12.7
Total Impaired Loans (1)	393.4	503.8	43.5	458.1
Total Loans Impaired at Convenience Date(2)	106.7	260.8	1.5	146.4
Total	$ 500.1	$ 764.6	$ 45.0	$ 604.5

(1)Interest income recorded for the year ended December 31, 2013 while the loans were impaired was $17.7 million of which $3.5 million was interest recognized using cash-basis method of accounting.  Interest income recorded for the year ended December 31, 2012 while the loans were impaired was $21.3 million of which $4.3 million was interest recognized using the cash-basis method of accounting.

(2)Details of finance receivables that were identified as impaired at the Convenience date are presented under Loans and Debt Securities Acquired with Deteriorated Credit Quality.

Impairment occurs when, based on current information and events, it is probable that CIT will be unable to collect all amounts due according to contractual terms of the agreement. The Company has established review and monitoring procedures designed to identify, as early as possible, customers that are experiencing financial difficulty. Credit risk is captured and analyzed based on the Company’s internal probability of obligor default (PD) and loss given default (LGD) ratings. A PD rating is determined by evaluating borrower credit-worthiness, including analyzing credit history, financial condition, cash flow adequacy, financial performance and management quality. An LGD rating is predicated on transaction structure, collateral valuation and related guarantees or recourse. Further, related considerations in determining probability of collection include the following:

•	Instances where the primary source of payment is no longer sufficient to repay the loan in accordance with terms of the loan document;
•	Lack of current financial data related to the borrower or guarantor;
•	Delinquency status of the loan;
•	Borrowers experiencing problems, such as operating losses, marginal working capital, inadequate cash flow, excessive financial leverage or business interruptions;
•	Loans secured by collateral that is not readily marketable or that has experienced or is susceptible to deterioration in realizable value; and
•	Loans to borrowers in industries or countries experiencing severe economic instability.

Impairment is measured as the shortfall between estimated value and recorded investment in the finance receivable. A specific allowance or charge-off is recorded for the shortfall. In instances where the estimated value exceeds the recorded investment, no specific allowance is recorded. The estimated value is determined using fair value of collateral and other cash flows if the finance receivable is collateralized, or the present value of expected future cash flows discounted at the contract’s effective interest rate. In instances when the Company measures impairment based on the present value of expected future cash flows, the change in present value is reported in the provision for credit losses.

The following summarizes key elements of the Company’s policy regarding the determination of collateral fair value in the measurement of impairment:

•	“Orderly liquidation value” is the basis for collateral valuation;
•	Appraisals are updated annually or more often as market conditions warrant; and
•	Appraisal values are discounted in the determination of impairment if the:
o	appraisal does not reflect current market conditions; or
o	collateral consists of inventory, accounts receivable, or other forms of collateral, that may become difficult to locate, collect or subject to pilferage in a liquidation.

Loans and Debt Securities Acquired with Deteriorated Credit Quality

For purposes of this presentation, finance receivables that were identified as impaired at the Convenience Date are presented separately below. The Company is applying the income recognition and disclosure guidance in ASC 310-30,  Loans and Debt Securities Acquired with Deteriorated Credit Quality,  to loans considered impaired under FSA at the time of emergence.

Loans Acquired with Deteriorated Credit Quality  (dollars in millions)

	December 31, 2013 (1)			December 31, 2012 (1)
	Carrying Amount	Outstanding Balance (2)	Allowance for Loan Losses	Carrying Amount	Outstanding Balance (2)	Allowance for Loan Losses

Commercial	$ 54.1	$ 95.8	$ 1.0	$ 106.7	$ 260.8	$ 1.5
Total loans	$ 54.1	$ 95.8	$ 1.0	$ 106.7	$ 260.8	$ 1.5

(1)The table excludes amounts in Assets Held for Sale with a carrying amount of $12 million and $1 million at December 31, 2013 and December 31, 2012, respectively, and outstanding balances of $26 million and $3 million, respectively.

(2)Represents the sum of contractual principal, interest and fees earned at the reporting date, calculated as pre-FSA net investment plus inception to date charge-offs.

Troubled Debt Restructurings

The Company periodically modifies the terms of finance receivables in response to borrowers’ difficulties. Modifications that include a financial concession to the borrower are accounted for as troubled debt restructurings (TDRs).

CIT uses a consistent methodology across all loans to determine if a modification is with a borrower that has been determined to be in financial difficulty and was granted a concession. Specifically, the Company’s policies on TDR identification include the following examples of indicators used to determine whether the borrower is in financial difficulty:

•	Borrower is in default with CIT or other material creditor
•	Borrower has declared bankruptcy
•	Growing doubt about the borrower’s ability to continue as a going concern
•	Borrower has (or is expected to have) insufficient cash flow to service debt
•	Borrower is de-listing securities
•	Borrower’s inability to obtain funds from other sources
•	Breach of financial covenants by the borrower

If the borrower is determined to be in financial difficulty, then CIT utilizes the following criteria to determine whether a concession has been granted to the borrower:

•	Assets used to satisfy debt are less than CIT’s recorded investment in the receivable
•	Modification of terms – interest rate changed to below market rate
•	Maturity date extension at an interest rate less than market rate
•	The borrower does not otherwise have access to funding for debt with similar risk characteristics in the market at the restructured rate and terms
•	Capitalization of interest
•	Increase in interest reserves
•	Conversion of credit to Payment-In-Kind (PIK)
•	Delaying principal and/or interest for a period of three months or more
•	Partial forgiveness of the balance

Modified loans that meet the definition of a TDR are subject to the Company’s standard impaired loan policy, namely that non-accrual loans in excess of $500,000 are individually reviewed for impairment, while non-accrual loans less than $500,000 are considered as part of homogenous pools and are included in the determination of the non-specific allowance.

The recorded investment of TDRs at December 31, 2013 and December 31, 2012 was $220.9 million and $289.1 million, of which 33% and 29%, respectively, were on non-accrual. Corporate Finance receivables accounted for 74% of the total TDRs at December 31, 2013 and 77%  at December 31, 2012.  At December 31, 2013 and 2012, there were $7.1 million and $6.3 million, respectively, of commitments to lend additional funds to borrowers whose loan terms have been modified in TDRs.

The tables that follow present additional information related to modifications qualifying as TDRs that occurred during the years ended December 31, 2013 and 2012.

Recorded investment of TDRs that occurred during the year ended December 31, 2013 and 2012 (dollars in millions)

	Years Ended December 31,
	2013	2012

International Finance	$ -	$ 0.2
Corporate Finance	12.2	31.4
Equipment Finance	0.8	2.9
NSP	11.6	15.4
Total	$ 24.6	$ 49.9

Recorded investment of TDRs that experience a payment default(1) at the time of default, in the period presented, and for which the payment default occurred within one year of the modification (dollars in millions)

	Years Ended December 31,
	2013	2012

Corporate Finance	$ 0.5	$ -
Equipment Finance	0.3	0.5
NSP	4.9	3.9
Total	$ 5.7	$ 4.4

(1)	Payment default in the table above is one missed payment.

The financial impact of the various modification strategies that the Company employs in response to borrower difficulties is described below.  While the discussion focuses on current year amounts, the overall nature and impact of modification programs were comparable in the prior year.

•

The nature of modifications qualifying as TDR’s, based upon recorded investment at December 31,  2013 and December 31, 2012, was comprised of payment deferral for 88% and 86%, covenant relief and/or other for 11% and 8%, and interest rate reductions and debt forgiveness for 1% and 6%, respectively;

•

Payment deferrals, the Company’s most common type of modification program, result in lower net present value of cash flows and increased provision for credit losses to the extent applicable.  The financial impact of these modifications is not significant given the moderate length of deferral periods;

•

Interest rate reductions result in lower amounts of interest being charged to the customer, but are a relatively small part of the Company’s restructuring programs.  Additionally, in some instances, modifications improve the Company’s economic return through increased interest rates and fees, but are reported as TDRs due to assessments regarding the borrowers’ ability to independently obtain similar funding in the market and assessments of the relationship between modified rates and terms and comparable market rates and terms.  The weighted average change in interest rates for all TDRs occurring during the years ended December 31, 2013 and 2012 were immaterial;

•

Debt forgiveness, or the reduction in amount owed by borrower, results in incremental provision for credit losses, in the form of higher charge-offs. While these types of modifications have the greatest individual impact on the allowance, the amounts of principal forgiveness for TDRs occurring during 2013 and 2012 totaled $12.2 million and $1.4 million, respectively, as debt forgiveness is a relatively small component of the Company’s modification programs; and

•

The other elements of the Company’s modification programs do not have a significant impact on financial results given their relative size, or do not have a direct financial impact, as in the case of covenant changes.